Financial Expense (Tables)	12 Months Ended
Dec. 31, 2024
Financial Expense
Schedule of financial expense

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Fair value adjustment foreign currency derivatives	353	90	2,721
Fair value adjustment synthetic warrants	35	—	—
Fair value adjustment prepayment option	15	—	—
Recoverable cash advances, Accretion of interest	1,037	990	925
Interest and bank charges	736	88	139
Interest on lease liabilities	150	129	98
Exchange differences	2,744	2,432	437
Total Financial expense	5,070	3,729	4,320